ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Oct. 31, 2016
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

4.  ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued liabilities consist of the following as of:

	October 31,
	2016	2015
Accounts payable	$373,224	$374,703
Payroll and related expenses	49,901	-
Accrued other	45,631	6,062
	$468,756	$380,765